UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	  Building One, Suite 320
	  Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent A. Arnett
Title:    CCO
Phone:    512-767-6700
Signature, Place, and Date of Signing:

Kent A. Arnett    Austin, TX August 4th, 2009
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   83
Form 13F Information Table Value Total:   $1064605
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch            common           002896207     7262   286000 SH       SOLE                   282000              4000
Altria Group                   common           02209S103      885    54001 SH       SOLE                                      54001
AmeriCredit Corp.              common           03060R101    85030  6275310 SH       SOLE                  5716010            559300
American Express Co.           common           025816109     9575   412014 SH       SOLE                   385814             26200
Bancorp Inc., The              common           05969A105    11352  1891927 SH       SOLE                  1619840            272087
Bank of America                common           060505104     7235   548100 SH       SOLE                   533500             14600
Berkshire Hath Cl. A           common           084670108    14220      158 SH       SOLE                        6               152
Berkshire Hath Cl. B           common           084670207     1558      538 SH       SOLE                                        538
Cardinal Health                common           14149Y108     3368   110250 SH       SOLE                   110000               250
Cintas Corp.                   common           172908105     1622    71000 SH       SOLE                     3400             67600
Clorox Co.                     common           189054109     2531    45339 SH       SOLE                                      45339
Coca-Cola Co.                  common           191216100    82423  1717495 SH       SOLE                  1528555            188940
Colgate Palmolive              common           194162103     6409    90600 SH       SOLE                    90000               600
Comcast Corp. Spl A            common           20030N200     9687   686995 SH       SOLE                   686995
ConocoPhillips                 common           20825C104    44260  1052315 SH       SOLE                  1037415             14900
Covidien Plc.                  common           G2554F105     7321   195540 SH       SOLE                   180640             14900
Dell Inc.                      common           24702R101    13889  1011575 SH       SOLE                  1004475              7100
Dish Network Corp.             common           25470M109    13217   815375 SH       SOLE                   804575             10800
Ebay Inc.                      common           278642103    51580  3011110 SH       SOLE                  2769110            242000
Equifax Inc.                   common           294429105     1644    63000 SH       SOLE                     4000             59000
Exxon Mobil Corp.              common           30231G102     1468    21000 SH       SOLE                    21000
Furniture Brands Int'l         common           360921100     4318  1425000 SH       SOLE                  1425000
Gannett Company                common           364730101       41    11540 SH       SOLE                                      11540
H&R Block                      common           093671105      482    28000 SH       SOLE                                      28000
Hewlett-Packard Co.            common           428236103    13418   347162 SH       SOLE                   347162
Home Depot                     common           437076102     1226    51900 SH       SOLE                    50000              1900
Interpublic Group Co.          common           460690100       79    15603 SH       SOLE                       66             15537
Johnson & Johnson              common           478160104    18949   333615 SH       SOLE                   278075             55540
Kraft Foods, Inc.              common           50075n104     1121    44220 SH       SOLE                                      44220
Lancaster Colony Corp.         common           513847103    25055   568516 SH       SOLE                   516915             51601
Leucadia Nat'l Corp.           common           527288104     2588   122700 SH       SOLE                     6000            116700
Liberty Media Cap. A           common           53071M302      212    15617 SH       SOLE                      780             14837
Liberty Media Ent. A           common           53071M500     1668    62468 SH       SOLE                     3120             59348
Liberty Media Int. A           common           53071M104    34201  6826511 SH       SOLE                  6341010            485501
Loews Corp.                    common           540424108    11068   403955 SH       SOLE                   399955              4000
Lowes Companies Inc.           common           548661107     1908    98300 SH       SOLE                     5000             93300
MGIC Investment                common           552848103      132    30000 SH       SOLE                    30000
Markel Corp.                   common           570535104      394     1400 SH       SOLE                                       1400
Microsoft Corp.                common           594918104    78678  3309975 SH       SOLE                  3023155            286820
News Corp. Cl. A               common           65248E104    77924  8553695 SH       SOLE                  8217995            335700
News Corporation               common           65248E203      846    80000 SH       SOLE                                      80000
Paychex Inc.                   common           704326107     1792    71100 SH       SOLE                     4000             67100
Penn West Energy Trust         common           707885109      538    42300 SH       SOLE                     4000             38300
PepsiCo Inc.                   common           713448108    71197  1295425 SH       SOLE                  1245425             50000
Pfizer Inc.                    common           717081103    62948  4196540 SH       SOLE                  3979990            216550
Philip Morris Int'l            common           718172109     2386    54701 SH       SOLE                                      54701
Prestige Brands Hldgs          common           74112D101     2747   446600 SH       SOLE                   446600
Procter & Gamble Co.           common           742718109    34439   673947 SH       SOLE                   585150             88797
Resource America Inc.          common           761195205     8609  1600126 SH       SOLE                  1564226             35900
SLM Corp. SR NT                common           78442P304      905    60480 SH       SOLE                    56880              3600
Stryker Corp.                  common           863667101     1689    42500 SH       SOLE                     2000             40500
TJX Co.                        common           872540109     2089    66400 SH       SOLE                     4000             62400
Toyota Industries ADR          common           892330101    12588   505000 SH       SOLE                   505000
Tyco International             common           H89128104     2660   102400 SH       SOLE                    87500             14900
U.S. Bancorp                   common           902973304    15493   864582 SH       SOLE                   841764             22818
USG Corp.                      common           903293405    12608  1252050 SH       SOLE                  1238050             14000
United Healthcare              common           91324P102    18817   753300 SH       SOLE                   747300              6000
United Parcel Service          common           911312106     1685    33706 SH       SOLE                     2000             31706
Viacom Inc. Cl. A              common           92553P102      664    27700 SH       SOLE                     3500             24200
Viacom Inc. Cl. B              common           92553P201    83604  3682990 SH       SOLE                  3483140            199850
Walgreen Co.                   common           931422109     2290    77900 SH       SOLE                     7500             70400
Walt Disney Co.                common           254687106     7336   314455 SH       SOLE                   314355               100
WellPoint Inc.                 common           94973V107     9485   186385 SH       SOLE                   184385              2000
Wells Fargo & Co.              common           949746101      352    14500 SH       SOLE                    14500
Wesco Financial Co.            common           950817106     1769     6080 SH       SOLE                                       6080
Western Union Co.              common           959802109     2594   158201 SH       SOLE                     3000            155201
Williams-Sonoma, Inc.          common           969904101     7460   628500 SH       SOLE                   617000             11500
WisdomTree Japan ETF                            97717W836      282 7400.000 SH       SOLE                 7400.000
American Int'l Grp Pfd.                         026874859     4239   469410 SH       SOLE                   453010             16400
BAC Capital Trust I                             055187207      473    25000 SH       SOLE                    25000
BAC Capital Trust II                            055188205      749    39200 SH       SOLE                    35000              4200
BAC Capital Trust X                             055189203     1145    65000 SH       SOLE                    65000
BAC Capital Trust XII                           05633T209      887    48500 SH       SOLE                    48500
Fannie Mae Pfd. F                               313586703      146   110805 SH       SOLE                   110055               750
Fannie Mae Pfd. G                               313586802       19    14300 SH       SOLE                      600             13700
Fannie Mae Pfd. H                               313586885      237   155000 SH       SOLE                   155000
Fannie Mae Pfd. I                               313586877      436   253340 SH       SOLE                   245540              7800
Fannie Mae Pfd. L                               313586844      112    76167 SH       SOLE                    72267              3900
Fannie Mae Pfd. M                               313586836      225   145388 SH       SOLE                   134188             11200
Fannie Mae Pfd. N                               313586828       79    52149 SH       SOLE                    48949              3200
Fannie Mae Pfd. S                               313586752      255   190000 SH       SOLE                   190000
Interpublic Grp. Pfd.                           460690803    16197    31500 SH       SOLE                    31500
SLM Corp. Pfd. A                                78442P205    19536   553426 SH       SOLE                   541826             11600